Greenhouse Solutions Inc.

4 Research Drive, Suite 402

Shelton, CT 06484

Phone: (203) 242-3065

Fax: (203) 402-7201

September 15, 2010

U.S. Securities & Exchange Commission

Division of Corporate Finance

100 F Street NE

Washington, D.C. 20549-3561

Attn:   Mr. Scott Anderegg, Staff Attorney

Dear Sirs:

Re:      Greenhouse Solutions Inc.  - Registration Statement on Form S-1

            Amendment No. 3 - File No. 333-167655

Further to your letter dated September 10, 2010 concerning the deficiencies in our registration statement on Form S-1, we provide the following responses:

Dilution of the Price Per Share, page 16

1.      Please revise your filing to update your dilution calculations to reflect your net tangible book value as of June 30, 2010.

We have updated the dilution calculations as required.

Description of Our Business and Properties, page 21

2.      We note your response to comment two in our letter dated August 18, 2010. In that response, you state that, although you are a development stage company, you have a specific plan and purpose and you have no plans to be acquired by or to merge with any unidentified company or companies. If true, please include in the forepart of your prospectus an affirmative statement disclosing that you have no plans or intentions to be acquired by or to merge with an operating company nor do you, or any of your shareholders, have plans to enter into a change of control or similar transaction or to change your management.

Also, please disclose whether your management or any affiliates of you or your management have been previously involved in the management or ownership of a development stage company that has not implemented fully its business plan, engaged in a change of control or similar transaction, or has generated no or minimal revenues to date, and describe exactly how that company was formed and why.

We have provided the statement and disclosure as required.

Interim Financial Statements - Greenhouse Solutions Inc. - June 30, 2010 and 2009

Notes to Consolidated Financial Statements (Unaudited), Page F-20

3.  Please revise your note disclosure to state the date through which subsequent events have    been evaluated. Refer to FASB ASC 855-10-50-1 and 50-2, as amended by ASU 2010-09 issued February 2010.

            We have revised our note disclosure as required.

Yours truly,

           /s/ Michael Grischenko

           Michael Grischenko

Greenhouse Solutions Inc., President